GENERAL (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL
Schedule of subsidiaries
Name	Holding percentage		Held By	Country of incorporation
	2022	2021
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Space Systems UK	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA
Satixfy MS	100%	-	Satixfy Communications	Cayman Islands

Name	Holding percentage		Held By/	Country of incorporation
	2022	2021
Jet talk	51%	51%	Satixfy UK	UK